5. Derivative Liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Derivative Liability [Abstract]
Derivative Liabilities

The Company deems financial instruments, which require net-cash settlement, as either an asset or a liability. The common stock purchase warrants issued in conjunction with the Company’s December 9, 2013 and February 26, 2014 registered direct offerings contain net-cash settlement features, which give the warrant holder the right to a net-cash settlement in the event certain transactions occur. Pursuant to the terms of the warrants, if such a transaction occurs, the warrant holder will be entitled to a net-cash settlement value calculated using the Black-Scholes valuation model using an expected volatility equal to the greater of 100% and the 30 day volatility obtained from the Bloomberg Historical Volatility (“HVT”) function on Bloomberg, an expected term equal to the remaining term of the warrants, and applicable risk-free interest rate corresponding to the U.S. Treasury.

The derivative liabilities relating to the warrants with net-cash settlement provisions were valued using the Black-Scholes option valuation model and the following assumptions on the following dates:

	Measurement Date	Warrants	Remaining Contract Term in Years	Exercise Price	Volatility	Risk-free Interest Rate	Fair Value
Warrant
Placement Agent Warrants	March 31, 2014	16,500	2.09	$5.00	128%	0.44%	$37,000
Investor - Series A Warrants	March 31, 2014	1,000	1.41	$3.00	128%	0.44%	1,000
Investor - Series B Warrants	March 31, 2014	1,400,000	1.41	$3.63	128%	0.44%	2,958,000
Placement Agent Warrants	March 31, 2014	69,037	2.09	$3.00	128%	0.44%	179,000
							$3,175,000
Warrant
Placement Agent Warrants	June 30, 2014	16,500	1.84	$5.00	100%	0.47%	$19,000
Investor - Series A Warrants	June 30, 2014	1,000	1.16	$3.00	100%	0.11%	1,000
Investor - Series B Warrants	June 30, 2014	1,400,000	1.16	$3.63	100%	0.11%	1,568,000
Placement Agent Warrants	June 30, 2014	69,037	1.84	$3.00	100%	0.47%	109,000
							$1,697,000
Warrant
Placement Agent Warrants	September 30, 2014	16,500	1.59	$5.00	100%	0.58%	$11,000
Investor - Series A Warrants	September 30, 2014	1,000	0.90	$3.00	100%	0.13%	1,000
Investor - Series B Warrants	September 30, 2014	1,400,000	0.90	$3.63	100%	0.13%	777,000
Placement Agent Warrants	September 30, 2014	69,037	1.59	$3.00	100%	0.58%	67,000
							$856,000

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:

Derivative liabilities	Three Months Ended September 30, 2014	Six Months Ended September 30, 2014
Beginning fair value	$1,697,000	$3,175,000
Gain due to change in fair value of derivative liabilities	(841,000)	(2,319,000)
Ending fair value	$856,000	$856,000

Warrants Issued in Conjunction with the Company’s August 13, 2007 Private Placement

The Company deems financial instruments which do not have fixed settlement provisions to be derivative instruments. The common stock purchase warrants issued with the Company’s August 13, 2007 private placement, and the common stock purchase warrants issued to the placement agent in the transaction, do not have fixed settlement provisions because their exercise prices may be lowered if the Company issues securities at lower prices in the future. The Company was required to include the reset provisions in order to protect the warrant holders from the potential dilution associated with future financings. At issuance, the warrants were recognized as equity instruments and have since been re-characterized as derivative liabilities. Accordingly, the warrant obligations were adjusted to fair value at the end of each reporting period with the change in value reported in the consolidated statement of comprehensive loss. Such fair values were estimated using the Black-Scholes valuation model. Although the Company determined the common stock warrants include an implied down-side protection feature, it performed a Monte-Carlo simulation and concluded that the value of the feature is de minimis between the two models and the use of the Black-Scholes valuation model is considered to be a reasonable method to value the warrants. The Company will continue to adjust the derivative liability for changes in fair value until the earlier of the exercise, at which time the liability will be reclassified to stockholders’ equity (deficiency), or expiration of the warrants.

On February 13, 2013, the stock purchase warrants issued with the August 13, 2007 private placement expired. Accordingly, the Company has decreased the derivative liability by $55,000, from the amount reported at March 31, 2012, to reflect the expiration of the warrants and related change in fair value. This amount is included as a gain due to the change in the fair value of derivative liabilities in the accompanying consolidated statement of comprehensive loss for the year ended March 31, 2013.

Warrants Issued in Conjunction with the Company’s April 22, 2012 Registered Direct Offering

The Company deems financial instruments which require net-cash settlement as either an asset or a liability. The common stock purchase warrants issued in conjunction with the Company’s April 22, 2012 registered direct offering originally contained a net-cash settlement feature which gave the warrant holder the right to net-cash settlement in the event certain transactions occur. Pursuant to the terms of the original warrants, if such a transaction occurs the warrant holder will be entitled to a net-cash settlement value calculated using the Black-Scholes valuation model using an expected volatility equal to the greater of 100% and the 100 day volatility obtained from the HVT function on Bloomberg, an expected term equal to the remaining term of the warrants, and applicable risk-free interest rate corresponding to the U.S. Treasury. On October 29, 2012, the Company entered into a side letter agreement with the holders of the warrants and the parties agreed to amend the terms of the warrants to eliminate the net-cash settlement feature contained in the warrants and extended the expiration date of the warrants by two years. Subsequent to the execution of the side letter agreement, the Company adjusted the fair value of the warrants to the modified fair value and recorded a $298,000 gain. Additionally, the Company recorded a $382,000 loss due to the incremental fair value adjustment resulting from the modification of the warrants from the April 2012 offering. Subsequent to the Company’s entry into the side letter agreement, the Company reclassified the fair value of the warrants of $1,636,000 from a liability to additional paid-in capital as classified on the accompanying March 31, 2013 consolidated balance sheet.

The derivative liability relating to the warrants with net-cash settlement provisions were valued using the Black-Scholes option valuation model and the following assumptions on the following dates:

	Modification Incremental Fair Value October 30, 2012	Pre-modification October 30, 2012	April 22, 2012
Expected life	4.00 years	2.00 years	2.50 years
Risk-free interest rate	0.74%	0.30%	0.40%
Dividend yield	0.00%	0.00%	0.00%
Volatility	89%	100%	100%
Warrants outstanding	495,874	495,874	495,874
Fair value of warrants	$1,636,000	$1,254,000	$2,347,000

Warrants Issued in Conjunction with the Company’s December 9, 2013 and February 26, 2014 Registered Direct Offerings

The Company deems financial instruments which require net-cash settlement as either an asset or a liability. The common stock purchase warrants issued in conjunction with the Company’s December 9, 2013 and February 26, 2014 registered direct offerings contain a net-cash settlement feature which give the warrant holder the right to net-cash settlement in the event certain transactions occur. Pursuant to the terms of the warrants, if such a transaction occurrs the warrant holder will be entitled to a net-cash settlement value calculated using the Black-Scholes valuation model using an expected volatility equal to the greater of 100% and the 30 day volatility obtained from the HVT function on Bloomberg, an expected term equal to the remaining term of the warrants, and applicable risk-free interest rate corresponding to the U.S. Treasury.

The derivative liabilities relating to the warrants with net-cash settlement provisions were valued using the Black-Scholes option valuation model and the following assumptions on the following dates:

Fair Value – Issue Date	Measurement Date	Warrants	Remaining Contract Term in Years	Exercise Price	Volatility	Risk-free Interest Rate	Fair Value
Placement Agent Warrants	December 9, 2013	16,500	2.40	$5.00	223%	0.44%	$64,000
Investor - Series A Warrants	February 26, 2014	450,620	1.50	$3.00	100%	0.44%	814,000
Investor - Series B Warrants	February 26, 2014	1,400,000	1.50	$3.63	100%	0.44%	2,271,000
Placement Agent Warrants	February 26, 2014	69,037	2.18	$3.00	100%	0.44%	143,000
							$3,292,000
Fair Value - Exercise Date
Investor - Series A Warrants	March 18, 2014	315,434	1.44	$3.00	104%	0.44%	$1,180,000
Investor - Series A Warrants	March 19, 2014	134,186	1.44	$3.00	104%	0.44%	503,000
							$1,683,000
Fair Value – Reporting Date
Placement Agent Warrants	March 31, 2014	16,500	2.09	$5.00	128%	0.44%	$37,000
Investor - Series A Warrants	March 31, 2014	1,000	1.41	$3.00	128%	0.44%	1,000
Investor - Series B Warrants	March 31, 2014	1,400,000	1.41	$3.63	128%	0.44%	2,958,000
Placement Agent Warrants	March 31, 2014	69,037	2.09	$3.00	128%	0.44%	179,000
							$3,175,000

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Year Ended March 31,
	2014	2013
Beginning balance	$–	$55,000
Fair value of warrants issued	3,292,000	2,347,000
Mark to market net unrealized loss (gain)	1,566,000	(1,148,000)
Incremental fair value adjustment due to modification	–	382,000
Reclassification to additional paid in capital	(1,683,000)	(1,636,000)
Ending balance	$3,175,000	$–